As filed with the Securities and Exchange Commission on February 25, 2005

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

          Investment Company Act file number:  811-05631

                      First Pacific Mutual Fund, Inc.
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                    2756 Woodlawn Drive, Suite #6-201
                         Honolulu, HI  96822
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                         Audrey C. Talley
                     Drinker Biddle & Reath LLP
              One Logan Square, 18th and Cherry Streets
                    Philadelphia, PA  19103
                 ---------------------------------------
                  (Name and address of agent for service)


                           (808) 988-8088
                           --------------
              Registrant's telephone number, including area code

                    Date of fiscal year end:  September 30
                                ---------------

              Date of reporting period:  December 31, 2004
                               -----------------















Item 1.  Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2004 (Unaudited)


Par Value	                                                  Value
                     HAWAII MUNICIPAL BONDS -93.87%
		Hawaii County
			General Obligation Bonds - 6.59%
$       300,000			5.600%,	05/01/11	$	  340,902
	2,385,000			5.000%,	07/15/15		2,642,318
	1,000,000			5.625%,	05/15/18		1,112,690
	1,000,000			5.625%,	05/15/19		1,110,530
	1,025,000			5.125%,	07/15/20		1,091,871
	1,250,000			5.125%,	07/15/21		1,330,812
	1,000,000			5.000%,	07/15/22		1,059,780
	1,000,000			5.000%,	07/15/23		1,055,370
							                  9,744,273
		Hawaii State
			General Obligation Bonds - 3.01%
	  135,000			6.000%,	10/01/08		  151,605
	  120,000			5.250%,	04/01/11		  130,212
	  300,000			6.250%,	01/01/14		  300,000
	2,000,000			5.250%,	07/01/18		2,190,200
	1,580,000			5.125%,	02/01/22		1,682,495
							                  4,454,512
			Airport Systems Revenue Bonds - 4.71%
	2,000,000			8.000%,	07/01/11		2,494,700
	  385,000			6.900%,	07/01/12		  450,835
	3,000,000			6.500%,	07/01/14		3,444,780
	  500,000			6.500%,	07/01/15		  573,325
							                  6,963,640

             Certificates of Participation #1 - Capital District - 2.43%
	1,000,000			5.000%,	05/01/16		1,075,180
	  555,000			5.000%,	05/01/18		  595,221
	1,750,000			5.500%,	05/01/20		1,922,987
							                  3,593,388

             Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 19.52%
	4,000,000			5.750%,	12/01/18		4,401,840
        125,000			6.150%,	01/01/20		  140,156
	  500,000			5.700%,	07/01/20		  544,765
	5,760,000			6.600%,	01/01/25		5,891,904
	  625,000			6.200%,	05/01/26		  655,713
	  600,000			5.875%,	12/01/26		  627,588
	9,055,000			5.650%,	10/01/27		9,805,026
	6,025,000			6.200%,	11/01/29		6,808,853
							                 28,875,845

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                           Value
				Kapiolani Health Care System - 6.75%
$	  400,000			6.300%,	07/01/08	$	  409,416
	1,500,000			6.000%,	07/01/11		1,590,105
	1,525,000			6.400%,	07/01/13		1,749,999
	  700,000			6.200%,	07/01/16		  741,531
	3,625,000			6.000%,	07/01/19		3,677,563
	1,715,000			6.250%,	07/01/21		1,815,413
							                  9,984,027
				The Queen's Health Systems - 4.65%
	1,020,000			6.000%,	07/01/20		1,096,051
	  100,000			5.250%,	07/01/23		  104,899
	5,310,000			5.750%,	07/01/26		5,686,585
							                  6,887,535
				St. Francis Medical Center - 1.87%
	2,765,000			6.500%,	07/01/22		2,772,521

				Wilcox Hospital - 2.53%
	  500,000			4.900%,	07/01/05		  504,745
        800,000			5.250%,	07/01/13		  836,408
	2,245,000			5.350%,	07/01/18		2,287,678
	  115,000			5.500%,	07/01/28		  115,485
							                  3,744,316

			Harbor Capital Improvements Revenue Bonds - 3.30%
	1,580,000			5.250%,	01/01/16		1,711,298
      1,665,000			5.375%,	01/01/17		1,861,020
	  200,000			5.750%,	07/01/17		  213,560
	  500,000			5.500%,	07/01/19		  546,090
	  520,000			5.750%,	07/01/29		  556,946
							                  4,888,914
			Highway Revenue Bonds - 1.52%
	1,000,000			5.600%,     07/01/14		1,064,150
	1,000,000			5.000%,	07/01/16		1,183,710
						                        2,247,860















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                           Value
			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 7.00%
$	   50,000			5.550%,	07/01/07	$	   50,000
	  255,000			7.000%,	07/01/11		  257,823
	  170,000			5.700%,	07/01/13		  173,237
	  465,000			6.900%,	07/01/16		  471,138
	  630,000			5.050%,	07/01/16		  641,813
	  385,000			7.100%,	07/01/24		  386,744
	2,235,000			5.900%,	07/01/27		2,268,547
	2,305,000			5.900%,	07/01/27		2,336,118
	  910,000			5.750%,	07/01/30		  934,525
	2,785,000			5.375%,	07/01/33		2,841,703
							                 10,361,648

			Department of Hawaiian Homelands - 2.74%
	  900,000			4.050%,	07/01/06		  918,936
	1,355,000			4.100%,	07/01/07		1,398,387
	1,465,000			4.250%,	07/01/09		1,531,965
	  200,000			4.450%,	07/01/11		  208,904
							                  4,058,192

			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 1.66%
	2,365,000			6.100%,	07/01/30		2,458,417

			University Faculty Housing - 1.61%
	  800,000			5.650%,	10/01/16		  827,600
	1,500,000			5.700%,	10/01/25		1,552,290
							                  2,379,890

			University of Hawaii - Revenue Bonds - 3.38%
	  750,000			5.500%,	07/15/16		  844,282
	4,000,000			5.125%,	07/15/32		4,155,480
							                  4,999,762















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                          Value
		Honolulu City & County
			Board of Water Supply - 1.61%
$ 	  500,000			5.800%,	07/01/16	$	  531,365
	  750,000			5.800%,	07/01/21		  797,048
	1,000,000			5.000%,	07/01/23		1,060,470
							                  2,388,883
			Waste & Water System - 0.74%
	1,000,000			5.250%,	07/01/18		1,095,510

			General Obligation Bonds - 0.22%
	  200,000			7.350%,	07/01/06		  214,608
	  105,000			5.500%,	09/01/16		  112,696
							                    327,304
			Housing Authority Multi-Family Mortgage Revenue Bonds
				Hale Pauahi - 0.28%
	  405,000			6.800%,	07/01/28		  413,367
				Maunakea Apartments - 0.51%
	  688,000			5.750%,	11/20/09		  750,353
				Waipahu Project - 2.92%
	4,200,000			6.900%,	06/20/35		4,315,458
				Sunset Villas - 3.49%
	2,955,000			5.600%,	07/20/21		3,061,439
	2,000,000			5.700%,	07/20/31		2,098,280
							                  5,159,719


























HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                           Value
		Kauai County
			General Obligation Bonds - 4.41%
$	  410,000			5.850%,	08/01/07	$	  445,928
	1,280,000			5.850%,	08/01/07		1,392,166
	  595,000			6.250%,     08/01/19		  697,864
	  695,000			6.250%,     08/01/22		  815,152
	3,065,000			5.000%,	08/01/25		3,179,508
							                  6,530,618
			Housing Authority Paanau Project - 0.88%
	1,300,000			7.250%,	04/01/12		1,300,000
		Maui County
			General Obligation Bonds - 0.90%
	  235,000			5.750%,	06/01/13		  249,128
	  500,000			5.300%,	09/01/14		  543,250
	  500,000			5.000%,	09/01/17		  539,410
							                  1,331,788
				Kuakini Hawaii Health System - 3.18%
	1,570,000			6.300%,	07/01/22		1,619,047
	3,000,000			6.375%,	07/01/32		3,090,720
										4,709,767
				Hawaii Health Systems - 1.46%
	  760,000			3.800%,     02/15/13		  759,977
	1,370,000			4.700%,	02/15/19		1,404,099
							                  2,164,076

	Total Hawaii Municipal Bonds (Cost $132,381,816)    138,901,583






















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                           Value
                  PUERTO RICO MUNICIPAL BONDS - 0.35%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.19%
$	 90,000			7.500%,	10/01/15	$	   90,118
	195,000			7.500%,	04/01/22		  195,255
							                    285,373

				Single-Family Mortgage Revenue Bonds - 0.16%
	230,000			6.250%,	04/01/29		  235,281
Total Puerto Rico Municipal Bonds (Cost $514,791)		  520,654


                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.09%
		Virgin Islands
	100,000		Public Finance Authority, Series A - 0.09%
				7.300%, 	10/01/18		        129,905
Total Virgin Islands Municipal Bonds (Cost $99,625)		  129,905

Total Investments (Cost $132,996,232) (a)	94.31%	    139,552,142
Other Assets Less Liabilities		       5.69%	      8,415,022
Net Assets		                       100.00%	$   147,967,164

(a)	 Aggregate cost for federal income tax purposes is $132,996,232.


At December 31, 2004, unrealized appreciation(depreciation)of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	6,597,128
			Gross unrealized depreciation	    	  (11,218)
			Net unrealized appreciation	 $	6,585,910

















HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

December 31, 2004 (Unaudited)


	Par Value	                                            Value
HAWAII MUNICIPAL BONDS - 90.44%
		Hawaii County
			General Obligation Bonds - 13.51%
$	100,000			4.700%,	02/01/07	$	  104,219
	800,000			5.000%,	07/15/11		  884,216
	250,000			4.000%,	07/15/13	  	  258,213
							                  1,246,648
		Hawaii State
			Airport Systems Revenue Bonds - 1.14%
	100,000			5.000%,	07/01/07	 	105,377

			Certificates of Participation  - Kapolei - 2.97%
      250,000			5.250%,	05/01/13	  	  274,102

			Certificates of Participation  - Capitol District - 1.14%
      100,000			4.750%,	05/01/07	   	  105,576

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.78%
	400,000			4.950%,	04/01/12	 	  440,816

				Kapiolani Health Care Systems - 14.64%
      200,000			5.500%,	07/01/05	 	  202,690
    1,000,000			6.400%,	07/01/13	 	1,147,540
							                  1,350,230
				Wilcox Hospital - 1.13%
	100,000			5.250%,	07/01/13	 	  104,551

			General Obligation Bonds - 4.70%
	150,000			5.900%,	10/01/06		  159,253
	100,000			5.250%,	07/01/12		  112,492
	150,000			5.000%,	04/01/15	 	  161,418
						 	                    433,163

			Harbor Capital Improvements Revenue Bonds - 4.63%
	210,000			5.000%,	07/01/10		  229,221
	185,000			5.250%,	07/01/11		  197,745
							                    426,966










HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                           Value
			Hawaiian Homeland Department - 3.90%
$	250,000			4.050%,	07/01/06	$ 	  255,260
	100,000			4.450%,	07/01/11	 	  104,452
							                    359,712

			Highway & Transportation Authority - 3.10%
	275,000			5.000%,	07/01/06	 	  285,929

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 7.92%
	300,000			4.800%,	07/01/07		  313,812
       23,000			5.550%,	07/01/07		   23,000
	285,000			4.650%,	07/01/12		  292,245
	100,000			5.050%,	07/01/16	 	  101,875
							                    730,932
			University of Hawaii
				University Revenue Bonds - 3.41%
	300,000			4.300%,	07/15/13	 	  314,745

			Hawaii Health Systems Corp. - 3.25%
	300,000			3.800%,	02/15/13	 	  299,991

		Honolulu City & County
			Board of Water Supply - 2.17%
	200,000			VAR%,	      07/01/31	 	  200,000

			General Obligation Bonds - 4.41%
	100,000			5.000%,	07/01/09	 	  109,617
	170,000			4.850%, 	02/01/10		  183,199
	100,000			5.375%, 	09/01/12		  113,840
						 	                    406,656
			Waste System Revenue - 2.46%
	200,000			5.500%,	07/01/11	 	  226,760

			Multi-Family Mortgage Purpose Revenue Bond - 1.50%
	127,000			5.750%,	11/20/09	 	  138,510















HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2004 (Unaudited)


	Par Value	                                            Value
	                         Kauai County
			General Obligation Bonds - 3.97%
$	100,000			4.550%,	08/01/05	$	  101,448
	250,000			4.125%,	08/01/08	 	  264,412
						 	                    365,860
	                         Maui County
			General Obligation Bonds - 5.71%
	300,000			4.650%,	03/01/07		  314,475
	200,000			4.250%,	03/01/12	 	  212,014
						 	                    526,489
Total Hawaii Municipal Bonds (Cost $8,099,277)	      	8,343,013


                  VIRGIN ISLANDS MUNICIPAL BONDS - 3.01%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 3.01%
	250,000			5.000%,	 07/01/14		  278,110
	Total Virgin Islands Municipal Bonds (Cost $273,519)	  278,110

Total Investments (Cost $8,372,796) (a)	93.45%		8,621,123
Other Assets Less Liabilities		       6.55%	 	  604,641
Net Assets		                       100.00%	 $	9,225,764

(a)	Aggregate cost for federal income tax purposes is $8,372,796.

At December 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		 $	  255,042
			Gross unrealized depreciation			   (6,715)
			 Net unrealized appreciation		 $	  248,327

















Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

































                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 25, 2005
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 25, 2005
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 25, 2005
-------------------------------------